Leases (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Depreciation, right-of-use assets	$ 120,985	$ 119,930	$ 69,165
Lease terms	1 year
Rental expense	$ 34,111	$ 15,295	$ 31,003